Nature of business and organization	12 Months Ended
Jun. 30, 2019
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

China Xiangtai Food Co., Ltd. (“Xiangtai Cayman” or the “Company”) is a holding company incorporated on January 23, 2018, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of WVM Inc. (“Xiangtai BVI”). Xiangtai BVI is also a holding company holding all of the outstanding equity of CVS Limited, (“Xiangtai HK”). Xiangtai HK is also a holding company holding all of the outstanding equity of Chongqing Jinghuangtai Business Management Consulting Co., Ltd. (“Xiangtai WFOE”).

The Company, through its variable interest entity (“VIE”), Chongqin Penglin Food Co., Ltd. (“CQ Penglin”) and through its wholly-owned subsidiary, Guang’an Yongpeng Food Co., Ltd. (“GA Yongpeng”), engages in slaughtering, processing, packing and selling various processed meat products. On July 2, 2018, the Company acquired Chongqing Pengmei Supermarket Co. Ltd., (“CQ Pengmei”) that operated two grocery stores under common control of Ms. Zeshu Dai, its CEO, and her spouse in the city of Chongqing. The operations of these two grocery stores started in November 2017.  One of the grocery stores temporarily stopped operation in August 2018 due to fire safety requirement not being met by the landlord and the Company filed a lawsuit against the landlord for the safety issues in connection with the store operating lease (see Note 14). The grocery store which can be reopened once the court issues a judgment and the fire safety requirements are met. The acquisition price was at the carrying value on CQ Pengmei books and records for a total of approximately $0.9 million (RMB 5,949,052). The Company’s headquarter is located in the city of Chongqing, a direct-controlled municipality of the People’s Republic of China (the “PRC” or “China”). All of the Company’s business activities are carried out by CQ Penglin, GA Yongpeng and CQ Pengmei.

In May 2018, Xiangtai Cayman completed its reorganization of entities under the common control of one major shareholder, Zeshu Dai, who obtained 100% control of China Meitai Food Co., Ltd. (“China Meitai”), which has 64.17% ownership in Xiangtai Cayman, through an entrustment agreement with a third party prior to the reorganization, which the third party entrusted its voting power, personnel appointment power and other power-related to operating and managing of China Meitai, and therefore effectively the control of Xiangtai Cayman, to Ms. Dai to the extent permitted by the laws of the British Virgin Islands.

Ms. Dai entered into a call option agreement with a third party who is currently the sole shareholder of China Meitai. Pursuant to the call option agreement, the third party granted Ms. Dai an option that upon the closing of the initial public offering of the Company, Ms. Dai can exercise control of 97.74% of the shares of China Meitai. After excising the option shares in China Meitai, Ms. Dai indirectly owns 62.73% shares of the Company through China Meitai concurrently with the completion of the reorganization in May 2019.

Xiangtai Cayman, Xiangtai BVI and Xiangtai HK were established as the holding companies of Xiangtai WFOE. Xiangtai WFOE is the primary beneficiary of CQ Penglin and is the holding company of GA Yongpeng, and all of these entities included in Xiangtai Cayman are under common control of Ms. Dai and her immediate family members. As the 97.7% major shareholder in China Meitai, upon exercising the option shares, who collectively owns 100% of CQ Penglin and 100% of GA Yongpeng prior to the reorganization, causing the consolidation of CQ Penglin and GA Yongpeng which have been accounted for as a reorganization of entities under common control at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of Xiangtai Cayman.

On May 10, 2019, the Company closed its initial public offering of an aggregate of 1,172,360 ordinary shares, par value $0.01 per share, at a public offering price of $5.00 per share, for gross proceeds of $5,861,800 (the “Closing”). The Company received net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $4.4 million from the offering.

The accompanying consolidated financial statements reflect the activities of Xiangtai Cayman and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100%
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK
CQ Penglin	· A PRC limited liability company	VIE of Xiangtai WFOE
· Slaughtering, processing, packing, and selling various processed meat products.
GA Yongpeng	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Slaughtering, processing, packing and selling various processed meat products.
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Grocery stores selling daily necessities

Contractual Arrangements

CQ Penglin’s PRC business license includes business activities of marketing survey service in the livestock industry and it is being included as a social survey category, which is within the business category in which foreign investment is restricted pursuant to the current PRC regulations. As such, CQ Penglin is controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of five agreements (collectively the “Contractual Arrangements”). The significant terms of the Contractual Agreements are as follows:

Technical Consultation and Services Agreement

Pursuant to the technical consultation and services agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE is engaged as the exclusive provider of management consulting services to CQ Penglin. For such services, CQ Penglin agrees to pay service fees determined based on all of their net income to Xiangtai WFOE or Xiangtai WFOE has the obligation to absorb all of the losses of CQ Penglin.

The technical consultation and services agreement, as amended, remains in effect for 30 years until October 8, 2047. The agreement can be extended only if Xiangtai WFOE gives its written consent of extension of the agreement before the expiration of the agreement and CQ Penglin then may extend without reservation.

Business Cooperation Agreement

Pursuant to the business cooperation agreement between Xiangtai WFOE and CQ Penglin, as amended, Xiangtai WFOE has the exclusive right to provide CQ Penglin with technical support, business support and related consulting services, including but not limited to technical services, business consultations, equipment or property leasing, marketing consultancy, system integration, product research and development, and system maintenance. In exchange, Xiangtai WFOE is entitled to a service fee that equals all of the net income of CQ Penglin determined by U.S. GAAP. The service fees may be adjusted based on the services rendered by Xiangtai WFOE in that month and the operational needs of CQ Penglin.

The business cooperation agreement, as amended, remains in effect unless Xiangtai WFOE commits gross negligence, or a fraudulent act, against CQ Penglin. Nevertheless, Xiangtai WFOE shall have the right to terminate this agreement upon giving 30 days’ prior written notice to CQ Penglin at any time.

Equity Option Agreements

Pursuant to the equity option agreements, as amended, among the shareholders who collectively owned all of CQ Penglin and Xiangtai WFOE, CQ Penglin These shareholders jointly and severally grant Xiangtai WFOE an option to purchase their equity interests in CQ Penglin. The purchase price shall be the lowest price then permitted under applicable PRC laws. If the purchase price is greater than the registered capital of CQ Penglin, these shareholders of CQ Penglin are required to immediately return any amount in excess of the registered capital to Xiangtai WFOE or its designee of Xiangtai WFOE. Xiangtai WOFE may exercise such option at any time until it has acquired all equity interests of CQ Penglin, and may transfer the option to any third party. The agreements will terminate at the date on which all of these shareholders’ equity interests of CQ Penglin has been transferred to Xiangtai WFOE or its designee.

Equity Pledge Agreements

Pursuant to the equity pledge agreements, as amended, among the shareholders who collectively owned all of CQ Penglin, pledge all of the equity interests in CQ Penglin to Xiangtai WFOE as collateral to secure the obligations of CQ Penglin under the exclusive consulting services and operating agreement. These shareholders may not transfer or assign transfer or assign the pledged equity interests, or incur or allow any encumbrance that would jeopardize Xiangtai WFOE’s interests, without Xiangtai WFOE’s prior approval. In the event of default, Xiangtai WFOE as the pledgee will be entitled to certain rights and entitlements, including the priority in receiving payments by the evaluation or proceeds from the auction or sale of whole or part of the pledged equity interests of CQ Penglin. The agreement will terminate at the date these shareholders have transferred all of their pledged equity interests pursuant to the equity option agreement.

Voting Rights Proxy and Financial Supporting Agreements

Pursuant to the voting rights proxy and financial supporting agreements, as amended, the shareholders of CQ Penglin give Xiangtai WFOE an irrevocable proxy to act on their behalf on all matters pertaining to CQ Penglin and to exercise all of their rights as shareholders of CQ Penglin, including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of their equity interests in CQ Penglin. In consideration of such granted rights, Xiangtai WFOE agrees to provide the necessary financial support to CQ Penglin whether or not CQ Penglin incurs a loss, and agrees not to request repayment if CQ Penglin is unable to do so. The agreements shall remain in effect for 30 years until October 8, 2047.

Based on the foregoing contractual arrangements, which grant Xiangtai WFOE effective control of CQ Penglin, obligate Xiangtai WFOE to absorb all of the risks of loss from their activities, and enable Xiangtai WFOE to receive all of their expected residual returns, the Company accounts for CQ Penglin as a VIE.

The Company consolidates the accounts of CQ Penglin for the periods presented herein, in accordance with Regulation S-X‑3A‑02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810‑10, Consolidation.